Contract Costs - Additional Information (Details) - USD ($)		12 Months Ended
	Mar. 01, 2021	Feb. 28, 2021
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Line Items]
Subscription agreement period		3 years
Amortization of subscription period		3 years
Impairment loss		$ 1,100,000
Contract Agreement
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Line Items]
Contract refund fully paid	$ 322,558